SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
              Deutsche Enhanced Emerging Markets Fixed Income Fund


                       Deutsche Enhanced Global Bond Fund


                         Deutsche Global Small Cap Fund


                          Deutsche World Dividend Fund




The following information replaces the existing similar disclosure relating to the funds in the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the funds' Statement of Additional Information:


DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND



The following waivers are currently in effect:


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.02%, 1.02%, 1.77%, 0.77% and 0.82% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

DEUTSCHE ENHANCED GLOBAL BOND FUND



The following waivers are currently in effect:


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%, 1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

DEUTSCHE WORLD DIVIDEND FUND



The following waivers are currently in effect:


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.08%, 1.08%, 1.83%, 0.78%, 0.83% and 0.88% for Class A, Class T, Class C, Class R6,
Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

The following information is added to the existing disclosure relating to the contractual fee waiver for the fund in the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the fund's Statement of Additional
Information:


DEUTSCHE GLOBAL SMALL CAP FUND



The Advisor has also voluntarily agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.99% for Class R6. The waiver may be changed or terminated at any time without notice.

               Please Retain This Supplement for Future Reference


June 7, 2017
SAISTKR-346

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